Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets, and Collateral - Summary of Bank's Provisions (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of other provisions [line items]
Beginning Balance	$ 510
Additions	332
Amounts used	(264)
Release of unused amounts	(49)
Foreign currency translation adjustments and other	28
Ending balance before allowance for credit losses for off-balance sheet instruments	482
Add: Allowance for credit losses for off-balance sheet instruments2	8,290	$ 4,447
Balance as at October 31, 2020	1,569
Impact on Initial Application of IFRS16 [member]
Disclosure of other provisions [line items]
Beginning Balance	(75)
Increase (decrease) due to application of IFRS 16 [member]
Disclosure of other provisions [line items]
Beginning Balance	435
Off balance sheet instruments [member]
Disclosure of other provisions [line items]
Add: Allowance for credit losses for off-balance sheet instruments2	1,087
Restructuring provision [member]
Disclosure of other provisions [line items]
Beginning Balance	241
Amounts used	(70)
Release of unused amounts	(16)
Foreign currency translation adjustments and other	10
Ending balance before allowance for credit losses for off-balance sheet instruments	90
Restructuring provision [member] | Impact on Initial Application of IFRS16 [member]
Disclosure of other provisions [line items]
Beginning Balance	(75)
Restructuring provision [member] | Increase (decrease) due to application of IFRS 16 [member]
Disclosure of other provisions [line items]
Beginning Balance	166
Litigation and other [member]
Disclosure of other provisions [line items]
Beginning Balance	269
Additions	332
Amounts used	(194)
Release of unused amounts	(33)
Foreign currency translation adjustments and other	18
Ending balance before allowance for credit losses for off-balance sheet instruments	392
Litigation and other [member] | Increase (decrease) due to application of IFRS 16 [member]
Disclosure of other provisions [line items]
Beginning Balance	$ 269